Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Nov. 30, 2016
Registrant Name	GENERAL NEW JERSEY MUNICIPAL MONEY MARKET FUND, INC
Central Index Key	0000831363
Amendment Flag	false
Document Creation Date	Mar. 30, 2017
Document Effective Date	Mar. 31, 2017
Prospectus Date	Mar. 31, 2017
Class A Prospectus | General Money Market Fund, Inc. | Class A
Prospectus:
Trading Symbol	GMMXX
Class A Prospectus | General Government Securities Money Market Fund | Class A
Prospectus:
Trading Symbol	GGSXX
Class A Prospectus | General Treasury Securities Money Market Fund | Class A
Prospectus:
Trading Symbol	GTAXX
Class A Prospectus | General Treasury and Agency Money Market Fund | Class A
Prospectus:
Trading Symbol	DUIXX
Class A Prospectus | General AMT-Free Municipal Money Market Fund | Class A
Prospectus:
Trading Symbol	DLTXX
Class A Prospectus | General Municipal Money Market Fund | General Municipal Money Market Fund - Class A
Prospectus:
Trading Symbol	GTMXX
Class A Prospectus | General California Municipal Money Market Fund | Class A
Prospectus:
Trading Symbol	GCAXX
Class A Prospectus | General New York Amt-Free Municipal Money Market Fund | Class A
Prospectus:
Trading Symbol	GNMXX
Class A Prospectus | General New Jersey Municipal Money Market Fund, Inc | GENERAL NEW JERSEY MUNICIPAL MONEY MARKET FUND, INC. - CLASS A
Prospectus:
Trading Symbol	DNJXX